Related Party Transactions	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
17.	Related Party Transactions
During the year ended October 31, 2023, the Company had the following transactions with shareholders that hold more than 10% of the total outstanding shares of the Company:
On April 4, 2023, the Company entered into the April 2023 Notes for a principal amount of $8.0 million with the April 2023 investors, as described in Note 8. The April 2023 Notes had an interest free period of 45 days from the date of issuance, and commencing on the 46th day, is to accrue interest at a rate of 15% per annum. The April 2023 Notes had a maturity date which was the earlier of (i) July 31, 2023; or (ii) the date the Company completes a qualified financing, as defined within the April 2023 Notes as a financing pursuant to which the Company sells convertible promissory notes, warrants, preferred shares, common shares, or a combination thereof of the Company for an aggregate amount of at least $20.0 million. Upon the completion of the 2023 Financing, which met the definition of a qualified financing as defined within the April 2023 Notes, the Company issued and aggregate amount of $8.0 million of convertible debentures and warrants of the Company to the April 2023 Note investors, on the same terms and conditions of the convertible debentures and warrants that were issued to the investors of the 2023 Financing, for the extinguishment and settlement of the April 2023 Notes.
On May 16, 2023, concurrently with the execution and delivery of the Merger Agreement, the Company entered into agreements pursuant to which it issued new convertible indebtedness and warrants (i) for cash in an aggregate principal amount of $30.0 million and (ii) in settlement and extinguishment of the April 2023 Notes for an aggregate amount of $8.0 million, as described in Note 9. The 2023 Financing occurred in two separate issuances with $28.0 million issued in May 2023 for $20.0 million in cash and $8.0 million in repayment of the April 2023 Notes, and an additional $10.0 million issued in June 2023 for $10.0 million in cash. The 2023 Notes issued as part of the 2023 Financing have an initial maturity date of three years from the closing date and are to accrue interest at 10% per annum, which is payable upon maturity. The 2023 Notes have the same conversion terms as the 2022 Notes (as described in Note 9). Of the $38.0 million of convertible debentures and warrants issued, $8.0 million was issued to existing shareholders of the Company, $20.0 million was issued to Forbion Growth Sponsor FEAC I B.V., and $10 million which was issued to Investissement Québec.
On October 31, 2023, upon the consummation of the Reverse Recapitalization, all of the Old enGene’s redeemable convertible preferred shares outstanding immediately prior to the close were exchanged for shares of the Company’s common shares, with no dividends or distributions being declared or paid on Old enGene’s redeemable convertible preferred shares. Further, certain of Old enGene’s existing convertible notes were converted into common shares of Old enGene at the conversion ratio in place at the time of conversion, and all of Old enGene’s common shares were exchanged for common shares of Company at the Exchange Ratio of approximately 0.18048. A total of 13,091,608 common shares of the Company were issued to the Old enGene’s equity and convertible note holders upon the close of the Reverse Recapitalization, of which 2,262,351 were issued to Forbion Growth Sponsor FEAC I B.V, as a result of its’ participation in the 2023 Financing. Each of Old enGene’s outstanding warrants to purchase common shares were exchanged for 2,679,432 common share warrants upon the close of the Reverse Recapitalization of which 950,153 were issued to Forbion Growth Sponsor FEAC I B.V, as a result of its’ participation in the 2023 Financing. All of Old enGene’s existing outstanding Class C Warrants outstanding at the time of the Reverse Recapitalization were terminated. Additionally, there were 3,670,927 common shares of the Company issued to FEAC and its shareholders, as part of the Reverse Recapitalization, along with 5,029,444 warrants to purchase common shares.
During the years ended October 31, 2022, the Company had the following transactions with shareholders that hold more than 10% of the total outstanding shares of the Company:
On October 20, 2022, the Company issued an aggregate amount of $18.4 million of convertible debentures to existing shareholders including Forbion Capital Fund III Cooperatief U.A. (“Forbion Capital Fund III”), Fonds de Solidarité des Travailleurs du Québec (F.T.Q.) (“FSTQ”), Lumira Ventures III, L.P. (“Lumira III”), Lumira Ventures III (International), L.P. (“Lumira International III”), Merck Lumira Biosciences Fund, L.P. (“Merck”), Merck Lumira Biosciences Fund (Québec), L.P. Refer to Note 9.